CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - Parentheticals [Abstract]
Dividend per common share paid	$ 0	$ 0	$ 0.52